WCM Sustainable International Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.2%
	ARGENTINA — 2.1%
48	MercadoLibre, Inc.*	$75,298
	CANADA — 3.5%
1,560	First Quantum Minerals Ltd.	33,411
655	Intact Financial Corp.	89,251
		122,662
	CHINA — 5.8%
3,300	Alibaba Group Holding, Ltd.*	80,595
2,055	Tencent Holdings Ltd.	123,932
		204,527
	DENMARK — 4.9%
1,430	Novo Nordisk A/S - Class B	132,377
530	Novozymes A/S - Class B	41,639
		174,016
	GERMANY — 2.3%
225	adidas A.G.	81,664
	HONG KONG — 4.2%
12,280	AIA Group Ltd.	146,939
	INDIA — 3.0%
1,483	HDFC Bank Ltd. - ADR	104,655
	INDONESIA — 1.9%
290,000	Telkom Indonesia Persero Tbk P.T.	65,006
	IRELAND — 8.6%
439	Accenture PLC - Class A	139,461
630	Aon PLC - Class A	163,819
		303,280
	JAPAN — 3.9%
449	Cosmos Pharmaceutical Corp.	76,219
1,555	Unicharm Corp.	62,414
		138,633
	MEXICO — 3.2%
4,965	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	57,107

WCM Sustainable International Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
15,400	Megacable Holdings S.A.B. de C.V.	$53,999
		111,106
	NETHERLANDS — 2.1%
5	Adyen N.V.*	13,550
80	ASML Holding N.V.	61,339
		74,889
	PERU — 1.1%
395	Credicorp Ltd.*	39,879
	SINGAPORE — 2.9%
5,313	United Overseas Bank Ltd.	102,715
	SPAIN — 0.9%
1,120	Siemens Gamesa Renewable Energy S.A.*	31,235
	SWEDEN — 5.1%
3,500	Lundin Energy A.B.	109,110
2,752	Sandvik A.B.	71,762
		180,872
	SWITZERLAND — 2.2%
1,050	Alcon, Inc.	76,440
	TAIWAN — 6.7%
5,000	Feng TAY Enterprise Co., Ltd.	41,368
1,650	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	192,456
		233,824
	UNITED KINGDOM — 17.4%
3,095	AstraZeneca PLC - ADR	177,158
9,100	Barratt Developments PLC	88,934
4,600	Compass Group PLC*	97,201
3,866	Mondi PLC	107,183
1,805	Unilever PLC - ADR	103,842
523	Wizz Air Holdings PLC*	35,950
		610,268
	UNITED STATES — 11.7%
450	American Tower Corp. - REIT	127,260
90	Equinix, Inc. - REIT	73,837

WCM Sustainable International Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
270	Mastercard, Inc. - Class A	$104,204
195	Thermo Fisher Scientific, Inc.	105,302
		410,603
	VIETNAM — 1.7%
16,184	Vietnam Dairy Products JSC	60,708
	TOTAL COMMON STOCKS
	(Cost $3,041,876)	3,349,219

Principal Amount
	SHORT-TERM INVESTMENTS — 7.2%
$253,171	UMB Money Market II Special, 0.01%[1]	253,171
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $253,171)	253,171
	TOTAL INVESTMENTS — 102.4%
	(Cost $3,295,047)	3,602,390
	Liabilities in Excess of Other Assets — (2.4)%	(84,487)
	TOTAL NET ASSETS — 100.0%	$3,517,903

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.